Segment Information - Schedule of Summarized Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating revenues	$ 5,140		$ 4,684	$ 4,234
Operation and maintenance	2,019	[1]	1,858	1,720
Other segment items	280	[2]	250	227
Depreciation and amortization	894		788	704
Interest expense	615		523	460
Interest income	(90)		(94)	(73)
Provision for (benefit from) income taxes	311		308	252
Net income attributable to common shareholders	1,111		1,051	944
Total assets	35,442		32,830	30,298
Capital expenditures	3,126		2,856	2,575
Operating Segments | Regulated Businesses
Segment Reporting Information [Line Items]
Operating revenues	4,723		4,296	3,920
Operation and maintenance	1,642	[1]	1,517	1,441
Other segment items	271	[2]	241	220
Depreciation and amortization	883		772	693
Interest expense	474		416	364
Interest income	(5)		(17)	(28)
Provision for (benefit from) income taxes	321		302	259
Net income attributable to common shareholders	1,137		1,065	971
Total assets	32,649		29,941	27,480
Capital expenditures	3,112		2,838	2,551
Other
Segment Reporting Information [Line Items]
Operating revenues	417		388	314
Operation and maintenance	377	[1]	341	279
Other segment items	9	[2]	9	7
Depreciation and amortization	11		16	11
Interest expense	141		107	96
Interest income	(85)		(77)	(45)
Provision for (benefit from) income taxes	(10)		6	(7)
Net income attributable to common shareholders	(26)		(14)	(27)
Total assets	2,793		2,889	2,818
Capital expenditures	$ 14		$ 18	$ 24

[1]	Significant segment expense.
[2]	Other segment items included in segment net income includes General taxes, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.